SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Gallet Dreyer & Berkey, LLP 845 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-935-3131

DATE OF FISCAL YEAR END: FEBRUARY 28, 2023

DATE OF REPORTING PERIOD: AUGUST 31, 2022

Semi-Annual Report
August 31, 2022

COPLEY FUND, INC.
A No-Load Fund

COPLEY FUND, INC.
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDING
AUGUST 31, 2022

(1)
for the six months ended August 31, 2022 (unaudited) and year ended February 28, 2022 (audited)

(2)
for the six months ended August 31, 2022 (unaudited) and years ended February 28 or 29, 2022 through 2018 (audited)

COPLEY FUND, INC.
AVERAGE ANNUAL RETURNS
The following table depicts the periodic 6 month, 1-, 5-, and 10-year annualized returns on the Copley Fund, the S&P 500 Index, and the Dow Jones Wilshire 5000 Index.
Periods Ended 8/31	6 Month	1 Year	5 Years	10 Years
Copley Fund	(5.66)%	(9.17)%	9.14%	9.66%
S&P 500	(8.84)%	(11.23)%	11.82%	13.08%
Dow Jones Wilshire 5000	(9.89)%	(14.52)%	11.01%	12.56%
The S&P 500 is a broad-based market index comprised of the common stock of 500 of the largest companies traded on the U.S. securities markets as measured by market capitalization. The Dow Jones Wilshire 5000 is a market-capitalization weighted index of the market value of all stocks actively traded in the United States. Market indexes do not include expenses which are deducted from Fund returns. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted below.
Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. For most recent performance please call us at 877-881-2751. Returns do not reflect taxes that a shareholder may pay on redemption of Fund shares. When assessing performance, investors should consider both short and long-term returns.
See accompanying notes which are an integral part of these financial statements.

Portfolio Analysis
As of August 31, 2022
(Unaudited)
% of Net Assets
Common Stock	99.7%
Technology Hardware	9.3%
Software	8.8%
Oil & Gas Producers	7.2%
Health Care Facilities & Services	6.4%
Internet Media & Services	4.8%
Biotech & Pharma	4.5%
Technology Services	4.3%
Electric Utilities	3.3%
Semiconductors	3.3%
Insurance	3.3%
Other Common Stock	44.5%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.00%
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
	Shares	Fair Value
COMMON STOCKS – 99.7%
ADVERTISING & MARKETING – 0.6%
Omnicom Group, Inc.	7,000	$468,300
AEROSPACE & DEFENSE – 1.2%
Howmet Aerospace, Inc.	12,000	425,160
Lockheed Martin Corporation	1,300	546,143
		971,303
APPAREL & TEXTILE PRODUCTS – 1.0%
Deckers Outdoor Corporation(a)	1,200	385,884
Oxford Industries, Inc.	4,000	426,920
		812,804
ASSET MANAGEMENT – 1.8%
Ameriprise Financial, Inc.	3,100	830,831
Raymond James Financial, Inc.	6,300	657,531
		1,488,362
AUTOMOTIVE – 2.1%
American Axle & Manufacturing Holdings, Inc.(a)	40,000	414,000
Tesla, Inc.(a)	4,767	1,313,833
		1,727,833
BANKING – 2.3%
Commerce Bancshares, Inc.	4,000	275,080
Glacier Bancorp, Inc.	5,500	278,740
M&T Bank Corporation	3,500	636,230
NBT Bancorp, Inc.	6,500	252,070
Trustmark Corporation	16,000	504,640
		1,946,760
BEVERAGES – 1.9%
Constellation Brands, Inc., Class A	2,900	713,545
PepsiCo, Inc.	5,000	861,350
		1,574,895
BIOTECH & PHARMA – 4.5%
Amgen, Inc.	2,900	696,870
Corcept Therapeutics, Inc.(a)	15,000	387,300
Eli Lilly and Company	4,310	1,298,301
Merck & Company, Inc.	7,999	682,795
Vertex Pharmaceuticals, Inc.(a)	2,500	704,400
		3,769,666
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
Chemicals – 2.4%
Air Products and Chemicals, Inc.	1,600	$403,920
Albemarle Corporation	1,800	482,328
Ashland Global Holdings, Inc.	3,000	305,280
Cabot Corporation	6,000	431,820
Corteva, Inc.	6,200	380,866
		2,004,214
Commercial Support Services – 1.1%
Insperity, Inc.	4,001	436,189
Republic Services, Inc.	3,400	485,248
		921,437
Construction Materials – 1.3%
Carlisle Companies, Inc.	3,600	1,064,376
Containers & Packaging – 0.8%
Sonoco Products Company	11,000	693,220
E-Commerce Discretionary – 3.0%
Amazon.com, Inc.(a)	20,000	2,535,400
Electric Utilities – 3.3%
Constellation Energy Corporation	7,000	571,130
IDACORP, Inc.	9,404	1,027,293
NextEra Energy, Inc.	4,500	382,770
Vistra Corporation	33,588	831,303
		2,812,496
Electrical Equipment – 0.8%
Keysight Technologies, Inc.(a)	2,300	376,947
nVent Electric plc – United Kingdom	10,000	329,600
		706,547
Engineering & Construction – 1.3%
Fluor Corporation(a)	13,300	351,652
Quanta Services, Inc.	5,500	777,150
		1,128,802
Entertainment Content – 0.2%
Electronic Arts, Inc.	1,500	190,305
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
FOOD – 2.4%
Flowers Foods, Inc.	8,000	$218,400
General Mills, Inc.	11,695	898,176
Kellogg Company	6,500	472,810
Lamb Weston Holdings, Inc.	5,800	461,274
		2,050,660
Gas & Water Utilities – 0.7%
NiSource, Inc.	19,700	581,347
Health Care Facilities & Services – 6.4%
AmerisourceBergen Corporation	7,980	1,169,549
Elevance Health, Inc.	1,600	776,176
Cardinal Health, Inc.	5,200	367,744
Centene Corporation(a)	4,200	376,908
Ensign Group, Inc. (The)	4,200	358,260
McKesson Corporation	2,500	917,500
UnitedHealth Group, Inc.	2,700	1,402,190
		5,368,327
Health Care REIT – 0.4%
CareTrust REIT, Inc.	17,000	366,180
Industrial Support Services – 0.1%
WW Grainger, Inc.	200	110,988
Infrastructure REIT – 0.5%
SBA Communications Corporation	1,050	341,513
Crown Castle International Corporation	700	119,581
		461,094
Institutional Financial Services – 1.2%
Cboe Global Markets, Inc.	3,000	353,910
Goldman Sachs Group, Inc. (The)	1,000	332,670
Nasdaq, Inc.	6,000	357,180
		1,043,760
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
Insurance – 3.3%
Arthur J Gallagher & Company	3,000	$544,710
Berkshire Hathaway, Inc., Class B(a)	2,500	702,000
Principal Financial Group, Inc.	10,000	747,600
Unum Group	21,000	794,850
		2,789,160
Internet Media & Services – 4.8%
Alphabet, Inc., Class A(a)	32,220	3,486,848
Meta Platforms, Inc., Class A(a)	3,464	564,390
		4,051,238
Leisure Facilities & Services – 0.9%
McDonald’s Corporation	3,000	756,840
Leisure Products – 0.2%
Mattel, Inc.(a)	7,000	154,840
Medical Equipment & Devices – 3.0%
Agilent Technologies, Inc.	3,400	436,050
Danaher Corporation	3,215	867,761
Shockwave Medical, Inc.(a)	900	267,174
Thermo Fisher Scientific, Inc.	1,710	932,497
		2,503,482
Metals & Mining – 0.4%
CONSOL Energy, Inc.(a)	4,600	330,188
Oil & Gas Producers – 7.2%
Chevron Corporation	7,650	1,209,159
ConocoPhillips	4,860	531,927
CVR Energy, Inc.	15,000	489,900
Exxon Mobil Corporation	14,000	1,338,260
Murphy USA, Inc.	3,500	1,015,595
Pioneer Natural Resources Company	2,800	709,016
Williams Companies, Inc. (The)	21,918	745,870
		6,039,727
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
Oil & Gas Services & Equipment – 0.9%
Helmerich & Payne, Inc.	5,500	$235,125
NOW, Inc.(a)	45,000	545,400
		780,525
Publishing & Broadcasting – 1.0%
Nexstar Media Group, Inc.	4,500	860,940
Renewable Energy – 1.6%
Enphase Energy, Inc.(a)	3,000	859,320
SunPower Corporation(a)	20,000	480,000
		1,339,320
Retail – Consumer Staples – 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	4,700	350,103
Costco Wholesale Corporation	2,298	1,199,786
		1,549,889
Retail – Discretionary – 1.9%
AutoZone, Inc.(a)	200	423,842
O’Reilly Automotive, Inc.(a)	500	348,560
Ulta Beauty, Inc.(a)	1,200	503,844
Williams-Sonoma, Inc.	2,000	297,500
		1,573,746
Retail REIT – 0.7%
Realty Income Corporation	8,000	546,240
Self-Storage REIT – 0.5%
Public Storage	1,200	396,996
Semiconductors – 3.3%
Advanced Micro Devices, Inc.(a)	2,000	169,740
Broadcom, Inc.	900	449,199
Cohu, Inc.(a)	8,500	228,055
KLA Corporation	1,600	550,608
Lattice Semiconductor Corporation(a)	5,500	296,450
NVIDIA Corporation	2,800	422,632
NXP Semiconductors N.V. – Netherlands	1,800	296,244
ON Semiconductor Corporation(a)	6,000	412,620
		2,825,548
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
Software – 8.8%
Agilysys, Inc.(a)	8,000	$414,160
Cadence Design Systems, Inc.(a)	4,000	695,080
Microsoft Corporation	19,000	4,967,930
Progress Software Corporation	9,000	433,170
PTC, Inc.(a)	2,800	321,692
Synopsys, Inc.(a)	1,700	588,234
		7,420,266
Specialty Finance – 0.3%
Mr Cooper Group, Inc.(a)	6,000	253,800
Technology Hardware – 9.3%
Apple, Inc.	43,500	6,839,069
Arista Networks, Inc.(a)	3,500	419,580
Jabil, Inc.	5,500	331,650
Sanmina Corporation(a)	6,000	291,120
		7,881,419
Technology Services – 4.3%
Automatic Data Processing, Inc.	4,975	1,215,940
FactSet Research Systems, Inc.	1,300	563,342
International Business Machines Corporation	2,200	282,590
Mastercard, Inc., Class A	1,000	324,370
Paychex, Inc.	6,000	740,040
Visa, Inc., Class A	2,600	516,646
		3,642,928

TELECOMMUNICATIONS – 1.7%
ATN International, Inc.	8,000	374,800
Shenandoah Telecommunications Company	8,000	178,320
T-Mobile US, Inc.(a)	6,000	863,760
		1,416,880
Transportation & Logistics – 1.4%
Dorian, L.P.G Ltd.	17,000	247,350
FedEx Corporation	1,700	358,377
Forward Air Corporation	2,000	194,080
Heartland Express, Inc.	10,000	151,500
Union Pacific Corporation	1,000	224,510
		1,175,817
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2022

	Shares	Fair Value
COMMON STOCKS – 99.7% – (continued)
Wholesale – Consumer Staples – 0.5%
Sysco Corporation	5,200	$427,544
Wholesale – Discretionary – 0.6%
Copart, Inc.(a)	4,000	478,600
TOTAL COMMON STOCKS (Cost $78,566,612)		83,995,009
SHORT-TERM INVESTMENTS – 0.6%
MONEY MARKET FUNDS – 0.6%
First American Government Obligations Fund, Class X, 2.03% (Cost $475,946)(b)	475,946	475,946
TOTAL INVESTMENTS – 100.3% (Cost $79,042,558)		$84,470,955
Liabilities in Excess of Other Assets – (0.3)%		(210,597)
NET ASSETS – 100.0%		$84,260,358

LTD — Limited Company
NV — Naamioze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
(a)
Non-income producing security.

(b)
Rate disclosed is the seven day effective yield as of August 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)
Assets:
Investments in securities at fair value (identified cost $78,566,612)	$83,995,009
Cash and cash equivalents	475,946
Receivables:
Securities sold	8,610,051
Dividends and interest	138,472
Prepaid taxes	50,000
Prepaid expenses and other assets	23,999
Total Assets	93,293,477
Payables:
Securities purchased	8,706,257
Fund shares redeemed	17,340
Investment advisory fees	90,846
Accrued professional fees	31,678
Accrued expenses	34,525
Deferred income taxes, net	152,473
Total Liabilities	9,033,119
Commitments and Contingencies (Note 6)
Net assets	$84,260,358
Net Asset Value, Offering and Redemption Price Per Share (5,000,000 shares authorized, 629,172 shares outstanding of $1.00 par value capital stock outstanding)	$133.92
Net assets consist of:
Capital paid in	$629,172
Accumulated earnings	83,631,186
Net assets	$84,260,358
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2022 (Unaudited)
Investment Income:
Dividend, net of foreign dividend witholding taxes $30,300	$871,171
Interest	1,612
Other Income	958
Total Investment Income	873,741
Expense:
Investment advisory fees	299,838
Accounting and shareholder services	50,355
Professional fees	52,333
Audit fees	41,452
Legal fees	61,149
Printing	14,105
Directors fees and expenses	12,000
Insurance	7,235
Custodian fees	8,475
Blue Sky fees	5,711
Miscellaneous expense	11,000
Total Expense	563,653
Less: Investment advisory fee waived	(30,000)
Net Expense	533,653
Net Investment Income before tax benefit	340,088
Net Investment and Operating Income Before Income Tax Benefit
Tax Benefit	(324,359)
Net Investment Income	664,447
Net Realized and Unrealized Gain (Loss) on Investments
Realized loss from investment transactions, net of deferred tax benefit of $987,490	(3,714,843)
Net change in unrealized depreciation of investments, including deferred income tax benefit of $588,699	(2,214,626)
Net Realized and Unrealized Loss on Investments	(5,929,469)
Net Decrease in Net Assets Resulting From Operations	$(5,265,022)
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2022	Year Ended February 28, 2022
	(Unaudited)
Increase in Net Assets from Operations
Net investment income, net of income tax (benefit)/expense	$664,447	$362,384
Net realized gain (loss) from investment transactions, net of income tax expense/(benefit)	(3,714,843)	10,553,429
Net change in unrealized depreciation of investments, including deferred income tax expense/(benefit)	(2,214,626)	(5,885,086)
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,265,022)	5,030,727
Capital Share Transactions
Proceeds from shares sold	605,883	912,547
Payments for shares redeemed	(2,693,524)	(9,372,344)
Net Decrease in Net Assets From Shares of Beneficial Interest	(2,087,641)	(8,459,797)
Net Decrease in Net Assets	(7,352,663)	(3,429,070)
Net Assets:
Beginning of Year/Period	$91,613,021	$95,042,091
End of Year/Period	$84,260,358	$91,613,021
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each year/period presented.(a)
	Six Months Ended August 31, 2022	Fiscal Years Ending February 28 or 29,
		2022	2021	2020(f)	2019(f)	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$141.96	$134.92	$117.91	$110.58	$97.69	$82.46
Income From Operations:
Net investment income	1.04	0.55	3.16	3.26	2.59	2.61
Net gain (loss) from securities (both realized and unrealized)	(9.08)	6.49	13.85	4.07	10.30	12.62
Total from operations	(8.04)	7.04	17.01	7.33	12.89	15.23
Net Asset Value, End of Year/Period	$133.92	$141.96	$134.92	$117.91	$110.58	$97.69
Total Return(b)	(5.66)%(g)(h)	5.22%	14.43%	6.63%	13.19%	18.47%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$84,260	$91,613	$95,042	$94,121	$96,882	$92,977
Ratio of total expenses, including net regular and deferred taxes, to average net assets*	(0.78)%(c)	2.43%	3.50%	1.81%(d)	3.43%	(12.89)%(e)
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	1.29%(c)	(0.98)%	5.36%	2.02%(d)	0.78%	17.43%
Portfolio turnover rate	59.25%(h)	111.25%	119.33%	24.64%	0.00%	0.97%
Number of shares outstanding at end of year/period (in thousands)	629	645	704	798	876	952
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS (Continued)

The financial highlight ratios above do not reflect investment fees waivers of $30,000 for the six months ended August 31, 2022, $60,000 for the fiscal year ended February 28, 2022, $22,849 for the fiscal year ended February 28, 2021 and $60,000 for the fiscal years ended February 29, 2020 through 2018. If the waivers had been included, the following ratios would apply:
Ratio of total expenses, including net regular and deferred taxes, to average net assets*	(0.80)%(c)	2.36%	3.48%	1.81%(d)	3.43%	(12.96)%(e)
Ratio of net investment and operating income (loss) to average net assets	1.31%(c)	(0.92)%	5.38%	2.02%(d)	0.78%	17.50%

(a)
Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

*
Includes operating expenses from the Operating Division and subsidiary of $31,995, $17,572, and $51,092, for fiscal years ending 2020 through 2018, respectively.

(c)
Annualized for periods less than one year.

(d)
Includes advisory fees reimbursed to the Fund and included in investment advisory fees, net.

(e)
Due to change in corporate tax rate, ratio represents expenses and net benefit received.

For the year ended February 28, 2018, the above ratios are net of a one time tax benefit due to the changes in the tax rules. If the one time benefit tax was excluded, the ratios would be as follows:
Ratio of total expenses, including net regular and deferred taxes to average net assets:	1.63%
Ratio of net investment and operating income to average net assets:	2.91%
With waiver included:
Ratio of total expenses, including net regular and deferred taxes to average net assets:	1.55%
Ratio of net investment and operating income to average net assets:	2.98%

(f)
Net asset values, net investment income per share, total returns and ratios of total expenses and net investment and operating income (loss) have been restated on an “as-if” basis. See Note 7 in the Notes to Financial Statements.

(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)
Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. Organization
Copley Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are the generation and accumulation of dividend income and capital appreciation. The Fund was organized as a Massachusetts corporation on February 21, 1978. The Fund was reorganized as a New York corporation on September 1, 1987, a Florida corporation on May 19, 1994 and as a Nevada Corporation on December 5, 2007.
2. Significant Accounting Policies
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the specialized accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”. The preparation of financial statements in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Investment Valuation
The Fund carries its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. Significant Accounting Policies – (continued)

to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Securities listed on an exchange are valued at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If there has been no sale on such day, the security is valued at the last quoted bid. If no bid or asked prices are quoted or if the Fund’s investment advisor (the “Advisor”) believes the market quotations are not reflective of fair value, then the security is valued at fair value by the Advisor.
The following table summarizes the inputs used as of August 31, 2022 for the Fund’s investments measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$83,995,009	$—	$—	$83,995,009
Short-term Investments**	475,946	—	—	475,946
Total	$84,470,955	$—	$—	$84,470,955
The Fund did not hold any Level 2 or Level 3 securities during the period.

*
Refer to the Schedule of Investments for industry classification.

**
Included in cash and cash equivalents.

Investment transactions and income and expense
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Unrealized appreciation or depreciation on investments is recognized in the Statement of Operations.
During the six months ended August 31, 2022, cost of purchases of investments were $52,197,233 and proceeds from sales of investments were $54,204,097, excluding money market mutual funds.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. Significant Accounting Policies – (continued)

Distributions
Net investment and net realized gains are not distributed, but rather are accumulated within the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.
Cash and cash equivalents
The Fund considers all highly liquid investments with a maturity of three months or less when acquired and money market mutual funds to be cash equivalents. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.
Income Taxes
The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Nevada. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense in the Statement of Operations.
Indemnification
The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
3. Taxes
The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes is $78,566,612 for the Fund.
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $1,603,724 tax effect	$6,033,058
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $463,761 tax effect	(1,744,624)
Net unrealized appreciation net of tax effect	$4,288,434

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

3. Taxes – (continued)

The Federal income tax provision (benefit) is summarized as follows:
Six Months Ended August 31, 2022
Current:
Federal	$(324,359)
Deferred*:
Federal	$(1,576,189)
Net provision (benefit) for income taxes	$(1,900,548)

*
Deferred income tax benefit relates to unrealized depreciation of investments and realized loss on investments and is included in the net realized and unrealized loss on investments on the accompanying statement of operations.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At August 31, 2022, the net deferred tax liabilities are summarized as follows:
Deferred tax liability:
Unrealized gain on investments	$1,139,963
Loss carryforward	$(987,490)
Deferred tax liability, net	$152,473
4. Capital Stock
At August 31, 2022, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:
	Six Months Ended August 31, 2022		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Shares sold	4,449	$605,883	6,264	$912,547
Shares redeemed	(20,602)	(2,693,524)	(65,366)	(9,372,344)
Net change	(16,153)	$(2,087,641)	(59,102)	$(8,459,797)
5. Investment Advisory Agreement and Transactions with Related Parties
Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. CFSC is wholly-owned by the Estate of Irvine Levine. CFSC has appointed DCM Advisors, LLC as its sub-advisor.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

5. Investment Advisory Agreement and Transactions with Related Parties – (continued)

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; 0.75% of the next $15 million; and 0.50% on average daily net assets over $40 million. 75% of the fee paid to CFSC will be paid to DCM Advisors, LLC as a sub-advisory fee, pursuant to the sub-advisory agreement.
For the six months ended August 31, 2022, the net fee for investment advisory service totaled $269,838; this includes $299,838 less $30,000 voluntarily waived by the advisor.
A law firm where one of the Fund’s board of directors is a partner provides legal services to the Fund. The Fund paid this firm $61,149 for the six months ended August 31, 2022.
On October 13, 2020, at a Special Meeting of Shareholders, the addition of two independent directors to the Fund were approved by shareholders. The independent directors will be entitled to $12,000 per annum and $500 for each committee meeting they attend.
Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended August 31, 2022 the Distributor received $0 for the Fund, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.
In addition, certain affiliates of the Distributor provide services to the Fund as follows:
Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.
Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.
6. Commitments and Contingencies
Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.
Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.
7. NAV Restatement
The Fund has restated certain components of its 2020 and 2019 financial highlights on an “as-if” basis (reflecting the effect on net asset value and per share net asset value of the adjustments to the fiscal year 2021 opening net asset balance, as if they had been recorded in the

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. NAV Restatement – (continued)

period investment advisory fees were received) resulting from the death of Irving Levine (100% owner of CFSC) in 2018 and the resulting transfer of ownership of CFSC from Mr. Levine to his Estate. This effective transfer or assignment of the advisory agreement between the Fund and CFSC was not submitted to, or otherwise approved by, the Fund shareholders. As a result of extensive discussions with the SEC, CFSC was ordered to refund to the Fund all investment advisory fees it received from the Fund since Mr. Levine’s death (a total of $966,896, of which $200,000 was remitted during the year ended February 29, 2020 and the balance was remitted during the year ended February 28, 2021) and did not receive any investment advisory fees until the advisory agreement was approved by the Fund shareholders, on October 13, 2020. The reversal of the investment advisory fees on a tax effected basis from the previous periods amounted to $713,254, which is reflected as an opening balance sheet adjustment on the statement of changes in net assets for the year ended February 28, 2021.
8. Risks
The Fund is exposed to credit risk if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.
Equity risk is the risk that the market values of equities, such as common stocks or equity related investments, may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Fund and the Fund’s portfolio will depend on future developments, including the duration and spread of the outbreak, the related advisories and restrictions and the impact on the economy and financial markets, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are materially adversely impacted for an extended period, the Fund’s investment results may be materially adversely affected.
9. Subsequent Events
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements expect for the following:
An agreement was signed in October 2021, after approval by both the Fund’s Board and the Copley Financial Services Board to sell CFSC to its sub-advisor, DCM. This agreement remains subject to the Fund’s shareholders’ approval. A Proxy Statement has been circulated calling for a meeting on October 31, 2022. along with a proposed Plan of Reorganization by which the Fund will become an independent series of Centaur Mutual Funds Trust. The Fund’s Board of Directors has approved the reorganization but it is also subject to the approval of the Fund’s shareholders.

COPLEY FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return. Operating expenses are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. Unlike virtually all other mutual funds, the Fund has an operating division. Therefore, its expenses and expense rations may not be strictly comparable to those of mutual funds which do not have an operating business. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return.   This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return.   This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. The Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Annualized Expense Ratios*	Expenses Paid During Period** (3/1/22-8/31/22)
Actual Fund Return	$1,000.00	$943.36	(8.32)%	$(40.75)
Hypothetical 5% Return	$1,000.00	$1,067.15	(8.32)%	$(43.35)

*
Expenses include the reserve the Fund is required to calculate and deduct, reflecting the federal income tax which would have to be paid if the Fund’s portfolio were liquidated and a capital gains tax, at the regular corporate tax rate, would be payable on all gains.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

COPLEY FUND, INC.

PRIVACY POLICY
The Fund and Your Personal Privacy
The Copley Fund is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. It is managed by Copley Financial Services Corp., an investment adviser registered under the Investment Advisers Act of 1940.
What Kind of Non-Public Information do We Collect About You if You Become a Shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•
Information You Give Us On Your Application Form.   This could include your name, address, telephone number, social security number, bank account number, and other information.

•
Information About Your Transactions With Us and Transactions With the Entities We Hire to Provide Services to You.   This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions you conduct through them.

What Information do We Disclose and to Whom do We Disclose It?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do We do to Protect Your Personal Information?
We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
If you have any questions about the Fund or your account, you can write to us at c/o Ultimus Fund Solutions, 4221 North 203rd Street, Suite 100, Elkhorn, NE, 68022. You can also call us at 1-877-881-2751. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

COPLEY FUND, INC.

SUPPLEMENTAL DATA
General
Investment Products Offered
•
Are not FDIC Insured

•
May Lose Value

•
Are Not Bank Guaranteed

The investment return and principal value of an investment in the Copley Fund (the “Fund”) will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, call the Fund toll free at (877) 881-2751 or write to Ultimus Fund Solutions at 4221 North 203rd Street, Elkhorn, NE, 68022.
This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information relating to portfolio securities during the 12 month period ended June 30, (i) is available, without charge and upon request, by calling 1-877-881-2751; and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
Disclosure of Portfolio Holdings
The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters as an exhibit to it’s Form N-PORT, within sixty days after the end of the period. The Fund’s Forms N-PORT, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.
LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising and employees of the Sub-Advisor. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program's operational effectiveness through a written report (the “Report”). The Program's most recent report, which was presented to the Board for consideration at its meeting held on July 26, 2021, outlined the operation of the Program and the adequacy and effectiveness of the Program's implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period, the Fund held adequate levels of cash and

COPLEY FUND, INC.

SUPPLEMENTAL DATA – Continued

highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

COPLEY FUND, INC.
A No-Load Fund
Semi-Annual Report
August 31, 2022

Investment Adviser
Copley Financial Services Corp.
c/o Gallet Dreyer & Berkey, LLP
845 Third Ave., 5th Floor
New York, New York 10022
Custodian
US Bank N.A.
1555 N. River Center Drive
Milwaukee, WI 53212
Transfer Agent
Gemini Fund Services
4221 North 203rd Street
Suite 100
Elkhorn, Nebraska 68022
Tel. (402) 493-4603
(877) 881-2751
Fax: (402) 963-9094
Counsel
Gallet Dreyer & Berkey, LLP
845 Third Avenue, 5th Floor
New York, New York 10022
Auditors
EisnerAmper LLP
733 Third Avenue
New York, New York 10017
COPLEY FUND, INC.
A No-Load Fund

ITEM 2. CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at (800) 635-3427.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors function as an audit committee. They have determined that the Board does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the Board met all five qualifications in the definition, although some members of the Board met some of the qualifications. The Board also determined that while the members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the members lacked any necessary skill to serve as persons performing functions similar to those who serve on an Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable - only effective for annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

	By:	/s/ Roy Hale
Name: Roy Hale
Title: President (Principal Executive Officer)

Date: November 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Copley Fund, Inc.

	By:	/s/ Roy Hale
Name: Roy Hale
Title: President (Principal Executive Officer & Principal Financial and
Accounting Officer)
Date: November 9, 2022